Accounting principles	6 Months Ended
Jun. 30, 2025
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Accounting principles

Note 2. Accounting principles

2.1 Basis for preparation

The Unaudited Interim Condensed Consolidated Financial Statements of Cellectis as of, and for the six-month period ended June 30, 2025 were approved by our Board of Directors on August 4, 2025.

The Interim Condensed Consolidated Financial Statements are presented in thousands of U.S. dollars. See Note 2.2.

These Interim Condensed Consolidated Financial Statements for the six months ended June 30, 2025 have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group's last annual consolidated financial statements as at and for the year ended December 31, 2024 ("last annual financial statements"). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards. However selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group's financial position and performance since the last annual financial statements.

The Interim Condensed Consolidated Financial Statements as of and for the six-month period ended June 30, 2025 have been prepared using the same accounting policies and methods as those applied for the year ended December 31, 2024, except as described below related to the new or amended accounting standards applied.

The Group presents its operations as one reportable segment corresponding to the Therapeutics segment.

Application of new or amended accounting standards or new amendments

The following pronouncements and related amendments have been adopted by us from January 1, 2025 but had no significant impact on the Interim Condensed Consolidated Financial Statements:

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Amendments to IAS 21 regarding the lack of exchangeability of foreign currency (issued in August 2023 and effective for the accounting periods beginning on or after January 1, 2025)

Accounting standards, interpretations and amendments issued but not yet effective

The following pronouncements and related amendments are applicable for periods beginning after January 1, 2025, as specified below:

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Annual Improvements to IFRS Accounting Standards - Amendments to :
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IFRS 1 First-time adoption of International Financial Reporting Standards;
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IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
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IFRS 9 Financial Instruments;
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IFRS 10 Consolidated Financial Statements;
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IAS 7 Statement of Cash Flows (issued in July 2024 and effective for the accounting periods beginning on or after January 1, 2026);
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IFRS 18 Presentation and Disclosure in Financial Statements (issued in July 2024 and effective for the accounting periods beginning on or after January 1, 2027)
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IFRS 19 Subsidiaries without Public Accountability: Disclosures (issued in April 2024 and effective for the accounting periods beginning on or after January 1, 2027)
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Amendments to IFRS 9 and IFRS 7 regarding Contracts Referencing Nature-dependent Electricity (effective for the accounting periods beginning on or after January 1, 2026)

The Group has not early adopted any of these pronouncements and amendments and is in progress to assess if any impact.

Going concern

The Interim Condensed Consolidated Financial Statements were prepared on a going concern basis.

With cash and cash equivalents of $59.8 million and bank deposits of $166.3 million as of June 30, 2025 (presented as current financial assets for $136.1 million and non-current financial assets for $30.2 million), the Company believes its cash and cash equivalents and deposits will be sufficient to fund its operations for at least twelve months following the date the unaudited interim condensed consolidated financial statements' were approved by our Board of Directors.

Our assessment of the period of time through which our financial resources will be adequate to support our operations is a forward-looking statement and involves risks and uncertainties, and actual results could vary as a result of a number of factors. We have based this estimate on assumptions that may prove to be wrong, and we could use our available capital resources sooner than we currently expect or choose to revise our strategy to extend our cash runway.

2.2 Currency of the financial statements

The Interim Condensed Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro. We believe that this presentation enhances the comparability with peers, which primarily present their financial statements in U.S. dollars.

All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.

2.3 Accounting treatment of transactions with AstraZeneca

We present below the accounting treatment applied in the Interim Condensed Consolidated Financial Statements of Cellectis as of and for the six-month period ended June 30, 2025 concerning the collaboration and investment agreements entered into with AstraZeneca Holdings B.V. ("AZ Holdings") and AstraZeneca Ireland Limited ("AZ Ireland") and, together with AZ Holdings and their respective affiliates, "AstraZeneca". The purpose of this note is to bring together information on these transactions and their accounting treatment in the Group's financial statements. It is supplemented by information on the specific financial statement items impacted by these transactions in the notes to the financial statements dedicated to these items hereafter.

On November 1, 2023, Cellectis and AstraZeneca entered into a Joint Research and Collaboration Agreement (the “AZ JRCA”) and an Initial Investment Agreement ("IIA"). Pursuant to the AZ JRCA, AZ Ireland and Cellectis agreed to collaborate to develop up to

10 novel cell and gene therapy candidate products, selected from a larger pool of potential targets identified by AZ Ireland, for human therapeutic, prophylactic, palliative, and analgesic purposes. Each party is responsible for performing research and development activities based on research plans (each a "Research Plan") to be agreed upon throughout the initial five-year collaboration term under the AZ JRCA.

Pursuant to the IIA, on November 6, 2023, AZ Holdings made an initial equity investment of $80 million in Cellectis by subscribing to 16,000,000 ordinary shares at a price of $5.00 per share (the “Initial Investment”). On November 14, 2023, Cellectis and AZ Holdings signed the SIA for an additional equity investment of $140 million ("the Subsequent Investment") by AZ Holdings that was completed on May 3, 2024. The additional investment was made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.

Interdependence of the Initial Investment Agreement and the Subsequent Investment Agreement with the AZ JRCA

The IIA and the AZ JRCA were both signed on November 1, 2023, and the SIA was subsequently signed on November 14, 2023. The IIA, SIA and AZ JRCA were negotiated concurrently, and the execution of the IIA was a condition to the signing of the AZ JRCA. In addition, for both the IIA and the SIA, the price per share pursuant to such agreements was set at a level significantly higher than the quoted market price for the Company’s ordinary shares at their respective signing dates.

Considering all these factors, we concluded that in accordance with IFRS Accounting Standards and for accounting purposes only, the IIA, SIA and AZ JRCA are accounted for as a single transaction as they were not negotiated based upon independently based market conditions.

Therefore, in accordance with applicable accounting standards, we allocated a portion of the proceeds received from AZ Holdings under the IIA and the initial fair value of the derivative recognized for the SIA to the AZ JRCA as additional consideration for the services to be rendered under the AZ JRCA, which is recorded as deferred revenue.

To estimate the portion of the share purchase price that exceeds fair value, we first assessed the fair value of both investment agreements at the date of initial recognition (i.e., on November 1, 2023 for the IIA and on November 14, 2023 for the SIA) and allocated to the AZ JRCA a portion of the share purchase proceeds equal to the difference between this initial fair value determination and the transaction price, i.e. the proceeds. As the proceeds from the SIA were zero at inception on November 14, 2023, the initial fair value of the SIA is allocated in full to the AZ JRCA.

The fair value of the IIA at the initial recognition date was determined on the basis of Cellectis' share price at the date of signature, and amounted to $35.7 million.(for more details refer to the Consolidated Financial statements as of December 31, 2024). The initial fair value of the SIA was estimated to be $48.4 million (for valuation method details and parameters refer to the Consolidated Financial statements as of December 31, 2024).

In accordance with applicable IFRS standards, we allocated $35.7 million of the proceeds received from the sale of ordinary shares pursuant to the IIA to the AZ JRCA and $48.4 million, representing the fair value of the derivative pursuant to the SIA to the AZ JRCA.

As the additional consideration is fixed from the inception of the IIA and SIA, it is reflected in the AZ JRCA transaction price from inception and initially recorded as deferred revenue totaling $84.1 million. The corresponding income will be recognized as revenue in profit and loss, in accordance with the characteristics of AZ JRCA performance obligations, when satisfied.

Accounting treatment of the Subsequent Investment Agreement

At the signing date of the SIA, the closing of this additional equity investment was subject to the fulfillment of several preceding conditions. This contract met all derivatives criteria and was recognized according to the principles of IFRS 9, under which the derivative instrument was recognized at its fair value with any subsequent change of fair value recognized in profit and loss. On May 3, 2024, the cash received following the additional investment has been recognized on the balance sheet, the derivative has been derecognized, and any difference between the cash received and the fair value of the derivative at closing date has been recognized against share premium and share capital.

At initial recognition, the fair-value of the derivative was $48.4 million. The fair value of this instrument was remeasured on December 31, 2023 and on May 3, 2024 and respectively amounted to $42.7 million and $57.0 million (for details refer to the

Consolidated Financial statements as of December 31, 2024). The difference in fair value measurement of $14.3 million between December 31, 2023 and May 3, 2024 was recognized in financial income in profit and loss in 2024. The payment of $57.0 million was recorded in 2024 on the statement of consolidated cash flows in "Decrease (increase) in trade receivables and other current assets" as part of cash flows from operating activities.

Analysis of the Joint Research Collaboration Agreement

In addition to an upfront payment of $25 million made by AZ Ireland to Cellectis under the AZ JRCA, AZ Ireland agreed to reimburse Cellectis for its budgeted research costs associated with targets identified under the AZ JRCA. Cellectis is also eligible to receive an option exercise fee and development, regulatory and sales-related milestone payments, ranging from $70 million up to $220 million, per each of the 10 candidate products, plus tiered royalties, based on the sale of Licensed Products (as defined in the AZ JRCA).

As part of our analysis of the AZ JRCA under IFRS 15 requirements, we concluded that the $25 million upfront payment is to be included in the transaction price at contract inception and allocated to each research activity performance on a reasonable basis.

On March 4, 2024, AZ Ireland and Cellectis approved the first Research Plan under the AZ JRCA. As a result of this milestone, Cellectis received the corresponding $10 million milestone payment. In December 2024, Cellectis also received an additional $5 million milestone payment related to this first Research Plan.

On September 13, 2024, AZ Ireland and Cellectis approved two additional Research Plans under the AZ JRCA. As a result of these milestones, Cellectis received the corresponding $2 million and $5 million milestone payments.

Analysis of Cellectis' performance obligations under the Joint Research Collaboration Agreement

We consider Cellectis renders two promises under each of the Research Plans. In particular, Cellectis and AZ Ireland enter into (i) a service component in the form of delegated research activities, and (ii) a license component in the form of an option to license over the intellectual property created as part of the AZ JRCA, granted by Cellectis to AZ Ireland if AZ Ireland exercises its option. Both components are essential and highly inter-related, and therefore represent a combined performance obligation.

The combined performance obligation is satisfied over time because, subject to the terms of the AZ JRCA, AZ Ireland has an exclusive right over intellectual property created as part of each Research Plan. As a consequence, Cellectis would not have rights over such intellectual property and therefore no alternative use outside of the performance of the Research Plan, and Cellectis has an enforceable right to payment for performance completed to date.

Cellectis’ obligation to generate intellectual property over which AZ Ireland will have exclusive right is limited to the Research Plan activities and there will be no further research activities after completion of each Research Plan. Therefore, the combined performance obligation under a Research Plan is satisfied over the Research Plan term, i.e. over the period during which Cellectis will render the research activities.

Under each Research Plan, we measure the progress of our performance obligation based on research costs incurred in relation to the total costs budgeted for that Research Plan.

We are allocating upfront payments totaling $109.1 million, i.e. the AZ JRCA upfront payment of $25.0 million, the IIA upfront payment of $35.7 million and the initial fair value of the SIA derivative of $48.4 million, to each of the Research Plans on a reasonable basis.

We evaluate the transaction price allocated to each Research Plan at each period-end, including variable elements in the transaction price only if it is highly probable that a significant reversal will not occur, and taking into account the share of upfront payments allocated to each Research Plan. We apply to this total the percentage of completion determined as described above to determine the revenue to be recognized in profit and loss for each Research Plan.